Core Bond Portfolio
September 30, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 11.0%
Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$661	$ 626,100
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	357	355,285
CNH Equipment Trust , Series 2022-B, Class A2, 3.94%, 12/15/25	410	407,217
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,217	1,137,489
Conn's Receivables Funding, LLC:
Series 2021-A, Class A, 1.05%, 5/15/26(1)	442	439,579
Series 2021-A, Class B, 2.87%, 5/15/26(1)	1,260	1,229,290
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,022,660
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	325	296,024
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,094,254
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	257,695
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,111	1,060,909
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,225	991,916
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	948	866,365
FREED ABS Trust, Series 2019-1, Class C, 5.39%, 6/18/26(1)	676	676,190
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,439	1,212,133
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,031	938,311
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	1,008	970,393
Series 2021-3, Class B, 0.76%, 2/26/29(1)	877	839,567
Lendingpoint Asset Securitization Trust:
Series 2022-A, Class A, 1.68%, 6/15/29(1)	801	788,321
Series 2022-C, Class A, 6.56%, 2/15/30(1)	2,915	2,914,820
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	316	233,812
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,353	1,123,906
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,951	1,719,242
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	419	385,399
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,547	1,374,610
Series 2021-C, Class A, 2.18%, 10/8/31(1)	4,685	4,139,830
Security	Principal Amount (000's omitted)	Value
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	$1,070	$ 1,000,429
Series 2021-3, Class A, 1.15%, 5/15/29(1)	1,719	1,666,053
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	660	622,229
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	1,011	854,196
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98%, 1/15/25	850	844,862
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	552	451,684
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	643	495,418
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,645	3,236,989
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,792	1,632,065
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,143	1,045,479
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	8,596	8,492,240
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	750	706,787
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	246	198,243
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	2,422	1,913,808
Theorem Funding Trust, Series 2021-1A, Class A, 1.21%, 12/15/27(1)	943	920,052
Towd Point Asset Trust, Series 2018-SL1, Class A, 3.684%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(3)	1,459	1,449,906
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,131	1,080,365
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	1,853,302
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	754,386
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	902	666,252
Series 2020-A, Class C, 6.657%, 3/15/45(1)	241	160,227
Total Asset-Backed Securities (identified cost $65,204,600)		$ 59,146,289

Collateralized Mortgage Obligations — 2.5%
Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 4.031%, (30-day average SOFR + 1.75%), 3/25/31(1)(3)	$330	$ 329,766
Series 2021-1A, Class M1B, 4.481%, (30-day average SOFR + 2.20%), 3/25/31(1)(3)	390	381,305

Core Bond Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.: (continued)
Series 2021-2A, Class M1A, 3.481%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	$1,611	$ 1,598,955
Series 2021-3A, Class A2, 3.281%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	830	769,306
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	1,656	1,449,131
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2AT, 4.134%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	247	245,874
Series 2019-DNA3, Class M2, 5.134%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(3)	1,221	1,205,985
Series 2019-DNA4, Class M2, 5.034%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	120	118,612
Series 2021-DNA3, Class M1, 3.031%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	520	512,593
Series 2022-DNA2, Class M1A, 3.581%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	1,173	1,154,079
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	77	78,380
Series 2011-135, Class PK, 4.50%, 5/25/40	63	63,029
Series 2013-6, Class HD, 1.50%, 12/25/42	55	50,679
Series 2014-70, Class KP, 3.50%, 3/25/44	353	336,047
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 8.334%, (1 mo. USD LIBOR + 5.25%), 10/25/23(3)	484	498,414
Series 2014-C02, Class 2M2, 5.684%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	197	197,906
Series 2014-C03, Class 2M2, 5.984%, (1 mo. USD LIBOR + 2.90%), 7/25/24(3)	317	320,601
Series 2018-R07, Class 1M2, 5.484%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	96	95,818
Series 2019-R06, Class 2B1, 6.834%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	2,988	2,949,490
Home Re, Ltd., Series 2021-1, Class M1B, 4.634%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(3)	1,076	1,068,246
Total Collateralized Mortgage Obligations (identified cost $13,695,012)		$ 13,424,216

Commercial Mortgage-Backed Securities — 11.3%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$3,325	$ 2,586,358
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	1,635	1,216,044
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 3.738%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(3)	2,508	2,472,174
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust: (continued)
Series 2019-XL, Class B, 3.898%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(3)	$1,122	$ 1,095,020
Series 2021-VOLT, Class B, 3.768%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(3)	3,103	2,915,893
Series 2021-VOLT, Class C, 3.918%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(3)	1,461	1,356,705
Series 2021-VOLT, Class D, 4.468%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	1,074	999,934
CFCRE Commercial Mortgage Trust:
Series 2016-C7, Class C, 4.533%, 12/10/54(2)	1,250	1,057,022
Series 2016-C7, Class D, 4.533%, 12/10/54(1)(2)	2,000	1,529,930
COMM Mortgage Trust:
Series 2013-CR11, Class B, 5.276%, 8/10/50(2)	1,000	982,872
Series 2014-CR21, Class C, 4.566%, 12/10/47(2)	2,500	2,271,260
CSMC Trust, Series 2016-NXSR, Class C, 4.597%, 12/15/49(2)	1,775	1,377,923
Extended Stay America Trust:
Series 2021-ESH, Class A, 3.898%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(3)	495	480,214
Series 2021-ESH, Class C, 4.518%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(3)	2,721	2,621,660
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.158%, 3/25/28(2)	578	536,314
Series 2019-M1, Class A2, 3.666%, 9/25/28(2)	2,541	2,414,076
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	3,886,254
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 6.834%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	1,260	1,182,086
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 3.968%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(3)	4,033	3,935,655
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.699%, 9/15/47(1)(2)	990	734,348
Series 2014-C23, Class D, 4.132%, 9/15/47(1)(2)	2,000	1,757,599
Series 2014-C25, Class D, 4.084%, 11/15/47(1)(2)	1,960	1,329,751
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.212%, 1/15/46(1)(2)	2,000	1,927,993
Series 2021-MHC, Class C, 4.118%, (1 mo. USD LIBOR + 1.30%), 4/15/38(1)(3)	2,425	2,308,770
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.886%, 5/15/49(2)(5)	993	891,423
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(5)	1,745	942,737
Series 2019-BPR, Class A, 4.468%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(3)(5)	2,210	2,156,541
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 5.018%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(3)	5,000	4,435,385

Core Bond Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	$2,427	$ 1,950,711
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class D, 4.387%, 12/10/45(1)(2)	2,930	2,753,280
VMC Finance, LLC:
Series 2021-HT1, Class A, 4.643%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(3)	1,484	1,442,523
Series 2021-HT1, Class B, 7.493%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	2,000	1,924,037
Wells Fargo Commercial Mortgage Trust:
Series 2015-LC22, Class C, 4.708%, 9/15/58(2)	900	836,892
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	377,631
Total Commercial Mortgage-Backed Securities (identified cost $66,698,607)		$ 60,687,015

Corporate Bonds — 31.8%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.3%
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	$1,436	$ 1,339,391
		$ 1,339,391
Auto Manufacturers — 0.4%
General Motors Co., 5.60%, 10/15/32	$783	$ 699,943
General Motors Financial Co., Inc., 4.30%, 4/6/29	1,702	1,481,072
		$ 2,181,015
Automotive & Auto Parts — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	$526	$ 419,434
		$ 419,434
Banks — 13.4%
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(6)	$903	$ 821,358
Banco de Chile, 2.99%, 12/9/31(1)	1,171	910,879
Banco Safra S.A., 4.125%, 2/8/23(1)	1,210	1,201,627
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(6)	1,200	994,163
5.294%, 8/18/27	1,400	1,320,480
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(6)	5,076	4,359,750
1.898% to 7/23/30, 7/23/31(6)	1,020	761,241
1.922% to 10/24/30, 10/24/31(6)	831	615,897
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Bank of America Corp.: (continued)
2.087% to 6/14/28, 6/14/29(6)	$1,881	$ 1,530,033
2.299% to 7/21/31, 7/21/32(6)	2,050	1,534,668
2.456% to 10/22/24, 10/22/25(6)	963	902,057
3.824% to 1/20/27, 1/20/28(6)	1,639	1,509,936
3.846% to 3/8/32, 3/8/37(6)	3,689	2,981,197
BankUnited, Inc., 5.125%, 6/11/30	490	457,317
Barclays PLC:
2.852% to 5/7/25, 5/7/26(6)	1,281	1,163,946
4.836%, 5/9/28	2,125	1,855,818
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	1,165	1,044,948
5.125% to 1/18/28, 1/18/33(1)(6)	1,000	829,008
BNP Paribas S.A., 7.75% to 8/16/29(1)(6)(7)	787	728,211
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(6)	1,452	1,078,604
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(6)	909	761,187
3.30%, 10/30/24	1,183	1,142,476
4.927% to 5/10/27, 5/10/28(6)	1,352	1,289,423
Citigroup, Inc.:
1.281% to 11/3/24, 11/3/25(6)	451	412,309
2.572%, (SOFR + 2.107%), 6/3/31(3)	1,628	1,282,803
3.106% to 4/8/25, 4/8/26(6)	1,447	1,357,263
3.70%, 1/12/26	1,524	1,445,442
3.785% to 3/17/32, 3/17/33(6)	1,685	1,414,646
4.00% to 12/10/25(6)(7)	1,090	921,050
Discover Bank, 4.682% to 8/9/23, 8/9/28(6)	1,117	1,071,437
Federation des Caisses Desjardins du Quebec, 4.40%, 8/23/25(1)	2,222	2,150,329
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(6)	2,188	1,873,861
2.65% to 10/21/31, 10/21/32(6)	1,493	1,146,104
3.75%, 2/25/26	970	919,712
HSBC Holdings PLC:
2.251% to 11/22/26, 11/22/27(6)	1,552	1,305,929
2.357% to 8/18/30, 8/18/31(6)	982	723,095
International Bank for Reconstruction & Development, 3.11%, (SOFR + 0.13%), 1/13/23(3)	2,756	2,756,226
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(6)	1,591	1,347,202
2.739% to 10/15/29, 10/15/30(6)	3,095	2,520,449
4.586% to 4/26/32, 4/26/33(6)	512	461,457
4.851% to 7/25/27, 7/25/28(6)	2,301	2,211,750
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(6)	1,331	977,050

Core Bond Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Macquarie Bank, Ltd.: (continued)
3.624%, 6/3/30(1)	$762	$ 617,672
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(6)	1,294	1,225,633
PPTT, 2006-A GS, Class A, 1.754%(1)(7)(8)	259	222,370
Santander Holdings USA, Inc.:
3.45%, 6/2/25	1,788	1,675,751
4.50%, 7/17/25	712	681,676
Societe Generale S.A., 6.221% to 6/15/32, 6/15/33(1)(6)	975	865,648
Standard Chartered PLC:
1.456% to 1/14/26, 1/14/27(1)(6)	808	684,943
1.822% to 11/23/24, 11/23/25(1)(6)	929	843,259
Synchrony Bank, 5.625%, 8/23/27	1,486	1,424,878
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(6)	940	875,643
Synovus Financial Corp., 3.125%, 11/1/22	622	621,008
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(6)	655	564,959
Truist Financial Corp., 5.10% to 3/1/30(6)(7)	1,427	1,272,370
UBS AG, 1.25%, 6/1/26(1)	1,442	1,244,354
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(6)	1,652	1,203,215
United Overseas Bank, Ltd., 3.863% to 10/7/27, 10/7/32(1)(6)	1,295	1,181,281
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(6)	867	636,133
		$ 71,933,131
Beverages — 0.1%
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	$541	$ 463,742
		$ 463,742
Biotechnology — 0.1%
Royalty Pharma PLC, 3.55%, 9/2/50	$1,222	$ 764,554
		$ 764,554
Building Materials — 0.6%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	$2,010	$ 1,711,485
Owens Corning, 3.95%, 8/15/29	1,441	1,291,477
		$ 3,002,962
Chemicals — 0.7%
Alpek SAB de CV:
3.25%, 2/25/31(1)	$1,200	$ 889,393
4.25%, 9/18/29(1)	920	762,243
Celanese US Holdings, LLC:
6.165%, 7/15/27	894	847,223
Security	Principal Amount (000's omitted)	Value
Chemicals (continued)
Celanese US Holdings, LLC: (continued)
6.33%, 7/15/29	$1,090	$ 1,016,982
		$ 3,515,841
Commercial Services — 0.8%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$1,752	$ 1,530,945
Block Financial, LLC, 3.875%, 8/15/30	1,362	1,165,010
Ford Foundation (The), 2.415%, 6/1/50	650	403,069
Western Union Co. (The), 6.20%, 11/17/36	1,275	1,216,948
		$ 4,315,972
Computers — 0.7%
DXC Technology Co., 2.375%, 9/15/28	$639	$ 522,694
Kyndryl Holdings, Inc., 2.05%, 10/15/26	1,472	1,184,135
Seagate HDD Cayman:
3.375%, 7/15/31	870	609,379
4.091%, 6/1/29	332	267,009
5.75%, 12/1/34	1,473	1,172,803
		$ 3,756,020
Consumer Products — 0.3%
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	$1,029	$ 848,832
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	678	536,685
		$ 1,385,517
Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24	$221	$ 202,099
4.50%, 9/15/23	1,246	1,228,708
6.50%, 7/15/25	742	741,189
Affiliated Managers Group, Inc., 3.30%, 6/15/30	1,136	939,996
Air Lease Corp., 2.875%, 1/15/26	700	627,285
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)	1,140	996,776
CI Financial Corp.:
3.20%, 12/17/30	1,403	1,018,820
4.10%, 6/15/51	1,090	650,714
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	1,350	943,932
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	420	274,310
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(1)	226	185,662
3.875%, 3/1/31(1)	1,507	1,094,721

Core Bond Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Stifel Financial Corp., 4.00%, 5/15/30	$1,408	$ 1,214,072
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(6)	611	455,028
		$ 10,573,312
Electric Utilities — 0.8%
AES Corp. (The), 2.45%, 1/15/31	$2,342	$ 1,795,166
Enel Finance International N.V., 1.375%, 7/12/26(1)	873	738,561
ITC Holdings Corp., 4.05%, 7/1/23	680	674,818
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	1,240	1,027,894
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	38	36,470
		$ 4,272,909
Electrical and Electronic Equipment — 0.7%
Jabil, Inc.:
3.00%, 1/15/31	$2,232	$ 1,766,013
3.60%, 1/15/30	2,207	1,846,770
		$ 3,612,783
Entertainment — 0.2%
Magallanes, Inc., 5.141%, 3/15/52(1)	$1,685	$ 1,227,906
		$ 1,227,906
Foods — 0.4%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/1/31(1)	$1,587	$ 1,272,663
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	1,120	822,790
3.00%, 10/15/30(1)	210	162,418
		$ 2,257,871
Health Care — 0.4%
Centene Corp.:
2.50%, 3/1/31	$1,312	$ 991,756
3.375%, 2/15/30	784	642,625
4.25%, 12/15/27	798	731,627
		$ 2,366,008
Insurance — 1.1%
GA Global Funding Trust, 2.25%, 1/6/27(1)	$2,595	$ 2,250,858
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	2,188	1,605,096
Security	Principal Amount (000's omitted)	Value
Insurance (continued)
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(6)	$1,466	$ 1,135,458
Stewart Information Services Corp., 3.60%, 11/15/31	1,286	993,092
		$ 5,984,504
Lodging and Gaming — 0.1%
Hyatt Hotels Corp.:
1.30%, 10/1/23	$577	$ 555,315
1.80%, 10/1/24	237	222,405
		$ 777,720
Machinery — 0.2%
Valmont Industries, Inc., 5.25%, 10/1/54	$1,373	$ 1,189,726
		$ 1,189,726
Media — 1.1%
Charter Communications Operating, LLC/Charter Communications Operating Capital:
2.80%, 4/1/31	$2,110	$ 1,598,563
4.80%, 3/1/50	2,895	2,095,888
Comcast Corp.:
2.887%, 11/1/51	2,930	1,839,723
2.937%, 11/1/56	832	498,061
		$ 6,032,235
Oil and Gas — 0.4%
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	$1,765	$ 1,459,331
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	1,003	864,501
		$ 2,323,832
Other Revenue — 0.7%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$ 2,724,768
OneMain Finance Corp., 3.50%, 1/15/27	1,146	894,954
		$ 3,619,722
Pharmaceuticals — 0.2%
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	$1,214	$ 990,843
		$ 990,843
Real Estate Investment Trusts (REITs) — 3.2%
Agree, L.P., 2.00%, 6/15/28	$520	$ 419,680
American Assets Trust, L.P., 3.375%, 2/1/31	1,170	930,928
Corporate Office Properties, L.P., 2.90%, 12/1/33	872	605,444
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,180,429

Core Bond Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) (continued)
EPR Properties:
3.75%, 8/15/29	$1,474	$ 1,140,373
4.50%, 6/1/27	1,381	1,194,052
Extra Space Storage, L.P., 2.55%, 6/1/31	1,011	778,868
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	1,436	1,154,164
3.75%, 9/15/30(1)	597	435,377
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	977	757,087
5.00%, 7/15/28(1)	339	292,232
Life Storage, L.P., 2.40%, 10/15/31	1,473	1,107,717
Newmark Group, Inc., 6.125%, 11/15/23	3,504	3,456,948
Sabra Health Care, L.P., 3.20%, 12/1/31	1,435	1,056,321
SITE Centers Corp., 3.625%, 2/1/25	874	827,020
Sun Communities Operating, L.P.:
2.30%, 11/1/28	543	436,433
2.70%, 7/15/31	455	344,505
4.20%, 4/15/32	1,276	1,070,529
		$ 17,188,107
Retail — 0.5%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	$700	$ 610,221
7.60%, 7/15/37	524	410,584
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	2,609	1,617,447
		$ 2,638,252
Technology — 0.1%
CDW, LLC/CDW Finance Corp., 3.276%, 12/1/28	$731	$ 611,405
		$ 611,405
Telecommunications — 1.5%
AT&T, Inc.:
3.55%, 9/15/55	$2,074	$ 1,366,661
3.65%, 6/1/51	2,039	1,383,058
3.65%, 9/15/59	372	241,795
3.80%, 12/1/57	2,258	1,530,059
Nokia Oyj:
4.375%, 6/12/27	981	885,534
6.625%, 5/15/39	1,492	1,385,382
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	661	508,147
SES S.A., 5.30%, 4/4/43(1)	393	300,603
T-Mobile USA, Inc.:
2.25%, 11/15/31	278	210,002
Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
T-Mobile USA, Inc.: (continued)
2.55%, 2/15/31	$646	$ 512,392
		$ 8,323,633
Transportation — 0.2%
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	$1,200	$ 1,154,354
		$ 1,154,354
Utilities — 0.5%
Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(6)	$1,704	$ 1,531,385
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,035,767
		$ 2,567,152
Total Corporate Bonds (identified cost $203,928,711)		$170,789,853

Preferred Stocks — 0.7%
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 9.126%, (3 mo. USD LIBOR + 5.643%)(3)	24,632	$ 476,137
		$ 476,137
Real Estate Management & Development — 0.3%
Brookfield Property Partners, L.P., Series A, 5.75%	83,921	$ 1,426,657
		$ 1,426,657
Telecommunications — 0.3%
United States Cellular Corp., 5.50%	84,600	$ 1,565,100
		$ 1,565,100
Total Preferred Stocks (identified cost $4,730,121)		$ 3,467,894

Senior Floating-Rate Loans — 0.7%(9)
Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.3%
CenturyLink, Inc., Term Loan, 5.365%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$486	$ 443,443

Core Bond Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services (continued)
Ziggo Financing Partnership, Term Loan, 5.318%, (1 mo. USD LIBOR + 2.50%), 4/30/28	$1,000	$ 954,821
		$ 1,398,264
IT Services — 0.0%(10)
Asurion, LLC, Term Loan, 6.365%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$246	$ 208,781
		$ 208,781
Software — 0.2%
Hyland Software, Inc., Term Loan, 6.615%, (1 mo. USD LIBOR + 3.50%), 7/1/24	$595	$ 577,309
Seattle Spinco, Inc., Term Loan, 5.865%, (1 mo. USD LIBOR + 2.75%), 6/21/24	291	285,754
		$ 863,063
Specialty Retail — 0.2%
PetSmart, Inc., Term Loan, 6.87%, (1 mo. USD LIBOR + 3.75%), 2/11/28	$1,293	$ 1,227,177
		$ 1,227,177
Total Senior Floating-Rate Loans (identified cost $3,909,767)		$ 3,697,285

Taxable Municipal Obligations — 1.6%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), 3.034%, 6/1/34	$1,430	$ 1,144,300
		$ 1,144,300
Water and Sewer — 1.4%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 669,702
Green Bonds, 2.184%, 9/1/31	650	521,612
Green Bonds, 2.264%, 9/1/32	585	461,261
Green Bonds, 2.344%, 9/1/33	635	493,763
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	$6,750	$ 5,519,003
		$ 7,665,341
Total Taxable Municipal Obligations (identified cost $10,870,000)		$ 8,809,641

U.S. Government Agency Mortgage-Backed Securities — 11.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$336	$ 331,625
Pool #C03490, 4.50%, 8/1/40	181	178,704
Pool #C09031, 2.50%, 2/1/43	700	603,225
Pool #G07589, 5.50%, 6/1/41	1,122	1,153,702
Pool #G08596, 4.50%, 7/1/44	274	268,388
Pool #G08670, 3.00%, 10/1/45	403	358,759
Pool #G08701, 3.00%, 4/1/46	538	477,516
Pool #G60608, 4.00%, 5/1/46	1,146	1,082,812
Pool #G60761, 3.00%, 10/1/43	726	649,698
Pool #Q17453, 3.50%, 4/1/43	708	653,529
Pool #Q34310, 3.50%, 6/1/45	424	391,240
Pool #Q40264, 3.50%, 5/1/46	384	353,393
Pool #Q45051, 3.00%, 12/1/46	1,504	1,335,064
Pool #Q46889, 3.50%, 3/1/47	969	898,671
Pool #Q47999, 4.00%, 5/1/47	1,161	1,099,043
Pool #ZT0383, 3.50%, 3/1/48	417	381,647
Federal National Mortgage Association:
4.00%, 30-Year, TBA(11)	4,919	4,560,066
4.00%, 30-Year, TBA(11)	21,844	20,231,293
4.50%, 30-Year, TBA(11)	5,600	5,328,749
4.50%, 30-Year, TBA(11)	5,069	4,817,727
5.00%, 30-Year, TBA(11)	6,605	6,417,943
Pool #AB3678, 3.50%, 10/1/41	1,837	1,725,540
Pool #AL7524, 5.00%, 7/1/41	243	244,849
Pool #AS3892, 4.00%, 11/1/44	394	372,785
Pool #AS5332, 4.00%, 7/1/45	373	352,878
Pool #AS6014, 4.00%, 10/1/45	236	222,806
Pool #BA0891, 3.50%, 1/1/46	916	842,432
Pool #BA3938, 3.50%, 1/1/46	560	515,699
Pool #BD1183, 3.50%, 12/1/46	320	293,458
Pool #BE2316, 3.50%, 1/1/47	941	863,444
Pool #BM1144, 2.50%, 3/1/47	820	702,740

Core Bond Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Pool #FM7023, 3.00%, 7/1/49	$846	$ 742,819
Pool #MA1789, 4.50%, 2/1/44	276	269,178
Pool #MA2653, 4.00%, 6/1/46	571	539,125
Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	1,000	921,852
Pool #CB2653, 2.50%, 3/20/51	1,311	1,122,747
Pool #CB8629, 2.50%, 4/20/51	2,012	1,723,912
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $66,708,174)		$ 63,029,058

U.S. Treasury Obligations — 33.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$2,806	$ 1,626,384
1.625%, 11/15/50	8,674	5,389,276
1.875%, 2/15/51	6,837	4,528,978
1.875%, 11/15/51	1,318	872,197
2.00%, 11/15/41	8,644	6,192,109
2.00%, 8/15/51	347	237,180
2.25%, 5/15/41	4,238	3,206,229
2.25%, 2/15/52	3,332	2,421,948
2.375%, 2/15/42	2,143	1,643,078
3.375%, 8/15/42(12)	11,299	10,237,953
U.S. Treasury Notes:
0.25%, 5/31/25	3,310	2,977,772
0.375%, 11/30/25	1,414	1,253,903
0.375%, 12/31/25	10,941	9,676,802
0.375%, 1/31/26	8,006	7,053,411
0.50%, 2/28/26	3,144	2,774,948
0.75%, 11/15/24	400	371,719
0.75%, 4/30/26	4,821	4,270,163
1.00%, 7/31/28	2,455	2,068,433
1.125%, 2/29/28	3,680	3,159,194
1.125%, 8/31/28	1,045	884,944
1.25%, 3/31/28	2,415	2,082,843
1.25%, 4/30/28	8,955	7,706,547
1.25%, 6/30/28	1,455	1,247,322
1.375%, 10/31/28	2,510	2,150,756
1.50%, 2/29/24	13,624	13,104,319
1.875%, 2/28/27	22,061	20,096,283
2.125%, 3/31/24	14,939	14,468,071
2.625%, 4/15/25	992	952,824
2.75%, 4/30/27	18,000	16,991,016
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
2.75%, 8/15/32	$6,616	$ 6,050,539
2.875%, 4/30/29	3,760	3,511,087
3.00%, 8/15/52	3,759	3,245,074
3.125%, 8/31/27	3,713	3,562,159
3.125%, 8/31/29	1,659	1,574,884
3.25%, 8/31/24	7,720	7,581,281
3.875%, 9/30/29	2,306	2,296,091
Total U.S. Treasury Obligations (identified cost $200,607,694)		$177,467,717

Short-Term Investments — 3.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(13)	17,275,867	$ 17,275,867
Total Short-Term Investments (identified cost $17,275,867)		$ 17,275,867
Total Investments — 107.5% (identified cost $653,628,553)		$577,794,835
Other Assets, Less Liabilities — (7.5)%		$(40,255,954)
Net Assets — 100.0%		$537,538,881
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2022, the aggregate value of these securities is $159,927,282 or 29.8% of the Portfolio's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2022.
(3)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2022.
(4)	Step coupon security. Interest rate represents the rate in effect at September 30, 2022.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at September 30, 2022.

Core Bond Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	Amount is less than 0.05%.
(11)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(12)	When-issued security.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	92	Long	12/30/22	$ 18,895,937	$ (293,142)
U.S. 10-Year Treasury Note	17	Long	12/20/22	1,905,062	(97,896)
U.S. Long Treasury Bond	39	Long	12/20/22	4,929,844	(368,979)
U.S. Ultra Long Treasury Bond	133	Long	12/20/22	18,221,000	(1,703,940)
U.S. 5-Year Treasury Note	(71)	Short	12/30/22	(7,633,055)	17,059
U.S. Ultra 10-Year Treasury Note	(155)	Short	12/20/22	(18,365,078)	1,165,447
					$(1,281,451)
Abbreviations:
LIBOR	– London Interbank Offered Rate
PPTT	– Preferred Pass-Through Trust
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.
At September 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Core Bond Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At September 30, 2022, the value of the Portfolio's investment in affiliated issuers and funds was $21,266,568, which represents 4.0% of the Portfolio's net assets. Transactions in affiliated issuers and funds by the Portfolio for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.886%, 5/15/49	$1,014,911	$ —	$ —	$ —	$(123,488)	$891,423	$35,884	$993,200
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	1,017,226	—	—	—	(85,372)	942,737	43,346	1,745,000
Series 2019-BPR, Class A, 4.468%, (1 mo. USD LIBOR + 1.65%), 5/15/36	2,493,382	—	(310,621)	—	(26,215)	2,156,541	43,879	2,210,379
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	38,096,434	122,078,814	(160,176,574)	1,326	—	—	2,657	—
Liquidity Fund, Institutional Class(1)	—	106,594,842	(89,318,975)	—	—	17,275,867	55,378	17,275,867
Total				$1,326	$(235,075)	$21,266,568	$181,144
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 59,146,289	$ —	$ 59,146,289
Collateralized Mortgage Obligations	—	13,424,216	—	13,424,216
Commercial Mortgage-Backed Securities	—	60,687,015	—	60,687,015
Corporate Bonds	—	170,789,853	—	170,789,853
Preferred Stocks	3,467,894	—	—	3,467,894
Senior Floating-Rate Loans	—	3,697,285	—	3,697,285
Taxable Municipal Obligations	—	8,809,641	—	8,809,641
U.S. Government Agency Mortgage-Backed Securities	—	63,029,058	—	63,029,058

Core Bond Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$ —	$177,467,717	$ —	$177,467,717
Short-Term Investments	17,275,867	—	—	17,275,867
Total Investments	$20,743,761	$557,051,074	$ —	$577,794,835
Futures Contracts	$ 1,182,506	$ —	$ —	$ 1,182,506
Total	$21,926,267	$557,051,074	$ —	$578,977,341
Liability Description
Futures Contracts	$(2,463,957)	$ —	$ —	$ (2,463,957)
Total	$(2,463,957)	$ —	$ —	$ (2,463,957)
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.